Matthews Pacific Tiger Active ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Matthews Pacific Tiger Active ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	30.51%	4.78%